SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employees [Member]
Number of options
Options outstanding at beginning of year	2,321,122	1,864,377
Granted	325,000	749,750
Exercised		(168,151)
Expired	(172,584)	(57,740)
Forfeited	(297,459)	(67,114)
Options outstanding at end of year	2,176,079	2,321,122	1,864,377
Options exercisable at the end of the year	1,618,602	1,547,237
Weighted-average exercise price
Options outstanding at beginning of year	$ 6.57	$ 7.09
Granted	1.17	5.52
Exercised		2.8
Expired	10.86	8.63
Forfeited	5.5	7.8
Options Outstanding at end of year	3.7	6.57	$ 7.09
Options exercisable at the end of the year	$ 6.88	$ 6.17
Weighted-average remaining contractual life
Options outstanding	2 years 2 months 1 day	6 years 6 months 14 days	7 years 1 month 9 days
Granted	7 years 29 days	9 years 1 month 24 days
Options exercisable at the end of the year	3 years 11 months 4 days	3 years 8 months 19 days
Non Employees [Member]
Number of options
Options outstanding at end of year	198,575
Options exercisable at the end of the year	198,575
Weighted-average exercise price
Options Outstanding at end of year	$ 7.7
Options exercisable at the end of the year	$ 7.7
Weighted-average remaining contractual life
Options outstanding	2 years 9 months 29 days
Options exercisable at the end of the year	2 years 9 months 29 days